Cover Document		6 Months Ended
	Jul. 25, 2019	Jun. 30, 2019
Cover page.
Document Type		8-K
Document Period End Date	Jul. 25, 2019
Entity Registrant Name		OMNICELL, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		000-33043
Entity Tax Identification Number		94-3166458
Entity Address, Address Line One		590 East Middlefield Road
Entity Address, City or Town		Mountain View
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94043
City Area Code		650
Local Phone Number		251-6100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 par value
Trading Symbol		NASDAQ
Trading Symbol		OMCL
Entity Emerging Growth Company		false